SUBSEQUENT EVENTS - Normal Course Issuer Bid (Details) - shares	2 Months Ended
	Mar. 08, 2019	Jan. 31, 2019	Jan. 03, 2019	Aug. 15, 2018
Disclosure of detailed information about business combination [line items]
Number of shares authorised to be repurchased (in shares)				3,371,900
Percent of public float				10.00%
Normal Course Issuer Bid
Disclosure of detailed information about business combination [line items]
Number of shares authorised to be repurchased (in shares)			3,309,289
Percent of public float		5.00%
Shares repurchased (in shares)	89,027